Trade and Other Receivables - Summary of Trade and Other Receivables Due Within 1 Year (Detail) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 2,069	€ 1,594
Unbilled receivables	446	710
VAT receivable	622	582
Prepaid expenses	1,640	427
Prepaid pension costs	359	838
Interest bank	275	170
Other receivables	66	92
Total	€ 5,477	€ 4,413	[1]

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.